Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Banks Borrowings

Outstanding balances of bank borrowings as of June 30, 2026 and 2025 consisted of the following:

	As of June 30,
	2026	2025
	$	$
Bank borrowings:
Guaranteed	2,223,103	2,734,186
Collateralized and guaranteed	1,777,494	3,374,366
	4,000,597	6,108,552

Schedule of Bank Borrowings

The details of bank borrowings as of June 30, 2026 and 2025 are as follows:

	Maturity		Weighted-average interest rate		As of June 30,
Lender	date	Currency	2026	2025	2026	2025
Vietnam Prosperity Joint-Stock Commercial Bank	December 2029 – January 2030	VND	8.00%	-	$44,163	$-
Bank of China (Hong Kong) Limited	June 2027	HKD/USD	4.83%	3.61%	3,956,434	6,108,552

Total bank borrowings					$4,000,597	$6,108,552

Schedule of Loan type in Terms of Currency
	Carrying value	Within 1 year or on demand	2027	2028	2029	Thereafter
	$	$	$	$	$	$
Loan type of HKD currency
June 30, 2025	6,108,552	6,108,552	-	-	-	-
	6,108,552	6,108,552	-	-	-	-

	Carrying value	Within 1 year or on demand	2028	2029	2030	Thereafter
	$	$	$	$	$	$
Loan types in HKD and VND
June 30, 2026	4,000,597	3,968,928	12,495	12,495	6,679	-
	4,000,597	3,968,928	12,495	12,495	6,679	-